Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy
We understand that cybersecurity is not merely a technical issue but a fundamental business imperative to protect our digital assets, maintain stakeholder confidence, and ensure regulatory compliance. We have adopted a comprehensive and proactive approach which involves identifying, evaluating, monitoring and mitigating risks associated with cyber threats to our organization’s information assets and critical systems. Our proactive approach to risk management includes:
Risk Assessment

•	Classifying all digital assets within the organisation that could affect the Company’s overall risk;

•	Identifying where, when and how the risks could occur and impact our digital assets and information;

•	Documenting the risks identified in the risk register; and

•	Analysing and evaluating the potential threats and consequences of different types of security incidents.
Risk Mitigation

•	Taking preventive steps by implementing robust security measures like encryption, anti-virus software, access controls to reduce vulnerabilities;

•	Establishing policies and procedures to govern the use of digital assets; and

•	Ensuring continuous monitoring of our systems to identify the emerging threats quickly.
Creating a Cybersecurity culture within the organization

•	Promoting cybersecurity awareness among all employees through training programs;

•	Encouraging accountability by clearly communicating security policies and procedures; and

•	Implementing mechanisms for reporting and responding to security threats.

Engagement of third-party service providers

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We engage with cybersecurity experts from time to time, who can provide valuable insights and guidance. This includes consulting with external cybersecurity experts, participating in industry forums, and leveraging these resources effectively; and

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We use third-party service providers to perform a variety of functions throughout our business, such as contract research organizations (“CRO”) and contract manufacturing organizations (“CMO”). We have certain vendor management processes to manage cybersecurity risks associated with our use of certain providers, depending on the nature of the services provided, the sensitivity of the information and data, and the identity of the provider. These processes may include information security questionnaires, audits, and imposition of contractual obligations relating to cybersecurity.

Incident Response Plan

•	Ensuring the incident response plan and procedures are defined in preparation for any security incidents that may impact the Company’s information or digital assets or services;

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Establishing an Incident Response Team to provide a quick, effective and orderly response to weakness/incidents such as virus infections, hacker attempts and breakings, improper disclosure of confidential information to others, breach of personal information and other events with serious security implications.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	During the fiscal year ended June 30, 2025, we did not identify risks from cybersecurity incidents that materially affected or were reasonably likely to materially affect our business strategy, results of operations, or financial condition. While prior incidents (“phishing attacks” which have been recognised as such) have not had a material impact on us, future cybersecurity incidents or threats could have a material impact on our business, operations, and reputation.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance
Our Board of Directors and the Executive Leadership team have ultimate responsibility for ensuring the organization’s resilience against cyber threats. Our Board provides oversight and ensures that there are adequate resources in place to protect the organization’s digital infrastructure. The Board carries out its risk oversight and management responsibilities by monitoring risk directly as a full board and, where appropriate, through the Audit and Risk Committee.
Our Chief Operating Officer (“COO”) works closely with the Company’s qualified internal IT administration staff as well as external IT service providers to constantly refine the organization’s IT policies, including its incident response plan to ensure that the organization swiftly and effectively responds to cyber incidents, minimizing potential damage and maintaining business continuity. Our COO oversees the implementation of cybersecurity best practices, ensuring compliance with relevant regulations, and fostering a culture of continuous improvement and awareness in cybersecurity practices. The COO also presents to the board or audit committee, as appropriate, any updates, changes, or improvements on the Company’s cybersecurity risk management program.
Our IT administration staff consists of an IT Manager who has over 13 years of IT experience and our IT Assistant who has over 10 years of IT experience with a Master’s degree in Computer Applications. Together, our IT Manager and IT Assistant are responsible for assessing and managing cybersecurity risks on a day to day operational level. This includes monitoring unusual activity in the IT systems, managing user access controls, and ensuring that our systems are protected against security threats.
During the fiscal year ended June 30, 2025, we did not identify risks from cybersecurity incidents that materially affected or were reasonably likely to materially affect our business strategy, results of operations, or financial condition. While prior incidents (“phishing attacks” which have been recognised as such) have not had a material impact on us, future cybersecurity incidents or threats could have a material impact on our business, operations, and reputation.
Please refer to Item 1A, “Risk Factor,” in this annual report on Form 20-F, entitled “Our internal computer systems, or those of our CROs or other contractors or consultants, may fail or suffer security breaches, which could result in a material disruption of our product development programs,”.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors and the Executive Leadership team have ultimate responsibility for ensuring the organization’s resilience against cyber threats. Our Board provides oversight and ensures that there are adequate resources in place to protect the organization’s digital infrastructure. The Board carries out its risk oversight and management responsibilities by monitoring risk directly as a full board and, where appropriate, through the Audit and Risk Committee.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The COO also presents to the board or audit committee, as appropriate, any updates, changes, or improvements on the Company’s cybersecurity risk management program.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our IT administration staff consists of an IT Manager who has over 13 years of IT experience and our IT Assistant who has over 10 years of IT experience with a Master’s degree in Computer Applications. Together, our IT Manager and IT Assistant are responsible for assessing and managing cybersecurity risks on a day to day operational level. This includes monitoring unusual activity in the IT systems, managing user access controls, and ensuring that our systems are protected against security threats.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Chief Operating Officer (“COO”) works closely with the Company’s qualified internal IT administration staff as well as external IT service providers to constantly refine the organization’s IT policies, including its incident response plan to ensure that the organization swiftly and effectively responds to cyber incidents, minimizing potential damage and maintaining business continuity. Our COO oversees the implementation of cybersecurity best practices, ensuring compliance with relevant regulations, and fostering a culture of continuous improvement and awareness in cybersecurity practices. The COO also presents to the board or audit committee, as appropriate, any updates, changes, or improvements on the Company’s cybersecurity risk management program.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true